Bridge Financing, Notes Payable, and Accrued Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Bridge Financing Notes Payable And Accrued Interest Tables
Schedule of outstanding Bridge Notes

The following table summarizes information relative to the outstanding Bridge Notes at December 31, 2013 and 2012:

	December 31,
	2013	2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Company's discounts to its Bridge Notes

	VMCO	ASID	Total
December 31, 2012	$(481,390)	$(1,003,359)	$(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
December 31, 2013	$-	$-	$-
Additions	-	-	-
Amortization	-	-	-
March 31, 2014	$-	$-	$-

The following table presents details of the discounts to our Bridge Notes from December 31, 2011 to December 31, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
December 31, 2013	$-	$-	$-

Summary of Notes Payable and Accrued Interest

The following table summarizes our notes payable and accrued interest as of March 31, 2014 and December 31, 2013:

	Notes Payable		Accrued Interest
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
Bridge notes, net, as discussed above	$-	$-	$-	$-

Convertible notes payable, net of discounts	-	-	-	-

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	17,769	16,943

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006.	-	-	-	-

Digimark, LLC subordinated promissory note, net, as discussed above.	-	-	-	-

Notes payable	20,000	20,000	17,769	16,943

Totals	$20,000	$20,000	$17,769	$16,943

The following table summarizes our notes payable and accrued interest as of December 31, 2013 and 2012:

	Notes Payable		Accrued Interest
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$-	$261,213

Convertible notes payable, net of discounts	-	2,857,669	-	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	16,943	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	16,943	60,155

Totals	$20,000	$3,029,653	$16,943	$321,368

Interest Expense

The following table summarizes interest expense for the three months ended March 31, 2014 and 2013:

	Three months ended March 31,
	2014	2013
Amortization of note discounts	$-	$1,334,729
Amortization of deferred financing costs	-	-
Other interest expense	826	112,630
	$826	$1,447,359

The following table summarizes interest expense for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Amortization of note discounts	$6,134,367	$3,935,108
Amortization of deferred financing costs	-	263,255
Other interest expense	213,819	361,201
	$6,348,186	$4,559,564